Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan Liquid Assets Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.09%	0.15%	0.05%	0.03%	0.09%	0.41%	1.07%	1.94%	2.25%	0.59%